Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0001510295
Registrant Name	MARATHON PETROLEUM CORPORATION
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES